Commitments and Contingencies (Charitable Commitments) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Other Deferred Credits and Other Liabilities
Recorded Unconditional Purchase Obligation [Line Items]
Charitable commitments		$ 32	$ 43
Other Current Liabilities
Recorded Unconditional Purchase Obligation [Line Items]
Charitable commitments		$ 11	$ 26
Other Income
Recorded Unconditional Purchase Obligation [Line Items]
Charitable expenses	$ 80